Income Tax (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax (Textual)
Unused net operating loss carryforwards	$ 36,356,659
Net operating losses carryforwards	$ 7,394,397	$ 6,230,296	$ 5,043,944
Statutory rate	25.00%	25.00%	25.00%
Operating loss carryforwards expiration, description	Expire between 2020 and 2024.
Percentage of preferential tax rate	15.00%
Hong Kong [Member]
Income Tax (Textual)
Statutory rate	16.50%	16.50%	16.50%